Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000210871 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	6.57%
C000210871 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	6.42%
C000210871 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000210871 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000210871 | U.S. Treasury Bond, 2.75%, 08/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000210871 | Ginnie Mae II Pool, 2.50%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000210871 | Ginnie Mae II Pool, 2.50%, 03/20/2050
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000210871 | United States Treasury Bill, 0.56%, 01/09/2025
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000210871 | Walmart, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210871 | AppLovin Corp. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210871 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000210871 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000210871 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000210871 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	26.59%
C000210872 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	6.57%
C000210872 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	6.42%
C000210872 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000210872 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000210872 | U.S. Treasury Bond, 2.75%, 08/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000210872 | Ginnie Mae II Pool, 2.50%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000210872 | Ginnie Mae II Pool, 2.50%, 03/20/2050
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000210872 | United States Treasury Bill, 0.56%, 01/09/2025
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000210872 | Walmart, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210872 | AppLovin Corp. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210872 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000210872 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000210872 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000210872 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	26.59%
C000210870 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	6.57%
C000210870 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	6.42%
C000210870 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000210870 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000210870 | U.S. Treasury Bond, 2.75%, 08/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000210870 | Ginnie Mae II Pool, 2.50%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000210870 | Ginnie Mae II Pool, 2.50%, 03/20/2050
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000210870 | United States Treasury Bill, 0.56%, 01/09/2025
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000210870 | Walmart, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210870 | AppLovin Corp. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210870 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000210870 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000210870 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000210870 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	26.59%